CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF INCOME
Revenues	$ 101,392,706	$ 111,186,661	$ 112,047,140
Cost Of Sales	(53,322,891)	(57,585,906)	(49,441,324)
Gross income	48,069,815	53,600,755	62,605,816
Administrative and selling expenses	(7,467,141)	(8,087,079)	(8,740,168)
Other operating income	35,913,509	21,269,586	41,452,962
Other operating expenses	(602,151)	(1,573,218)	(1,343,937)
Impairment of property, plant and equipment and intangible assets	(14,023,567)	(15,125,724)	(11,808,900)
Operating income	61,890,465	50,084,320	82,165,773
(Loss) gain on net monetary position	(30,463,105)	(3,221,836)	3,408,462
Finance income	25,538,201	3,784,144	15,171,037
Finance expenses	(43,453,085)	(34,702,805)	(65,558,937)
Share of the profit of associates	111,534	(1,099,611)	319,751
Gain from bargain purchase	12,174,169	0	0
Income before income tax	25,798,179	14,844,212	35,506,086
Income tax for the year	(6,720,204)	(16,106,205)	(15,048,075)
Net gain (loss) income for the year	19,077,975	(1,261,993)	20,458,011
Attributable To:
- Equity holders of the parent	19,040,491	(1,445,514)	20,263,905
- Non-controlling interests	37,484	183,521	194,106
Net income (loss) for the year	$ 19,077,975	$ (1,261,993)	$ 20,458,011
Basic and diluted earnings per share (ARS)	$ 12.65	$ (0.96)	$ 13.46